FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) € in Thousands, ₪ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SGD ($)
Financial Instruments And Risk Management
Financial liabilities over financial assets	$ 376	₪ 2,745	€ 163	$ 103	$ 185	₪ 1,651	€ 101	$ 142